Performance Management	Nov. 01, 2026
Institutional Class Prospectus | Potomac Managed Volatility Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund's average annual returns for the periods indicated compare with those of broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 1-888-774-6679.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund's average annual returns for the periods indicated compare with those of broad measures of market performance.
Bar Chart [Heading]	Annual Total Returns (calendar years ended 12/31)
Bar Chart Closing [Text Block]	For the period January 1, 2026 through September 30, 2026, the total return for the Fund was 1.21%. Best Quarter (9/30/2022) +5.59% Worst Quarter (3/31/2022) -3.86%
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/25
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest marginal individual U.S. federal income tax rates and do not reflect the impact of state and local income taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]

Effective November 1, 2026, the Fund changed its broad-based index to Morningstar Global Core Bond GR USD and its additional comparative index to Morningstar Conservative Target Risk Index because the Advisor believes these indexes are more appropriate. The former indexes are also shown in the table. The Morningstar Conservative Target Risk Index is designed to represent a diversified multi-asset portfolio targeting approximately 20% equity exposure and 80% fixed income exposure.

After-tax returns are calculated using the historical highest marginal individual U.S. federal income tax rates and do not reflect the impact of state and local income taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Phone [Text]	1-888-774-6679
Institutional Class Prospectus | Potomac Managed Volatility Fund | Institutional Class Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	total return for the Fund
Bar Chart, Year to Date Return	1.21%
Bar Chart, Year to Date Return, Date	Sep. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	5.59%
Highest Quarterly Return, Date	Sep. 30, 2022
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(3.86%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Institutional Class Prospectus | Potomac Tactical Rotation Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund's average annual returns for the periods indicated compare with those of broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 1-888-774-6679.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund's average annual returns for the periods indicated compare with those of broad measures of market performance.
Bar Chart [Heading]	Annual Total Returns (calendar years ended 12/31)
Bar Chart Closing [Text Block]	For the period January 1, 2026 through September 30, 2026, the total return for the Fund was 9.46%. Best Quarter (3/31/2021) +7.08% Worst Quarter (3/31/2022) -7.36%
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/25
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest marginal individual U.S. federal income tax rates and do not reflect the impact of state and local income taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]

Effective November 1, 2026, the Fund changed its additional comparative index to the Morningstar Moderately Conservative Target Risk Index because the Advisor believes it is a more appropriate comparison for the Fund. The former index is also shown in the table. The Morningstar Moderately Conservative Target Risk Index is designed to represent a diversified multi-asset portfolio targeting approximately 40% equity exposure and 60% fixed income exposure.

After-tax returns are calculated using the historical highest marginal individual U.S. federal income tax rates and do not reflect the impact of state and local income taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Phone [Text]	1-888-774-6679
Institutional Class Prospectus | Potomac Tactical Rotation Fund | Institutional Class Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	total return for the Fund
Bar Chart, Year to Date Return	9.46%
Bar Chart, Year to Date Return, Date	Sep. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	7.08%
Highest Quarterly Return, Date	Mar. 31, 2021
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(7.36%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Institutional Class Prospectus | Potomac Tactical Opportunities Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund's average annual returns for the periods indicated compare with those of broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 1-888-774-6679.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund's average annual returns for the periods indicated compare with those of broad measures of market performance.
Bar Chart [Heading]	Annual Total Returns (calendar years ended 12/31)
Bar Chart Closing [Text Block]	For the period January 1, 2026 through September 30, 2026, the total return for the Fund was 8.76%. Best Quarter (3/31/2023 ) +15.35% Worst Quarter (3/31/2022) -18.26%
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/25
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest marginal individual U.S. federal income tax rates and do not reflect the impact of state and local income taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]

Effective November 1, 2026, the Fund changed its additional comparative index to the Morningstar Moderate Target Risk Index because the Advisor believes it is a more appropriate comparison for the Fund. The former index is also shown in the table. The Morningstar Moderate Target Risk Index is designed to represent a diversified multi-asset portfolio targeting approximately 60% equity exposure and 40% fixed income exposure.

After-tax returns are calculated using the historical highest marginal individual U.S. federal income tax rates and do not reflect the impact of state and local income taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Phone [Text]	1-888-774-6679
Institutional Class Prospectus | Potomac Tactical Opportunities Fund | Institutional Class Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	total return for the Fund
Bar Chart, Year to Date Return	8.76%
Bar Chart, Year to Date Return, Date	Sep. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	15.35%
Highest Quarterly Return, Date	Mar. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(18.26%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Institutional Class Prospectus | Potomac Defensive Bull Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund's average annual returns for the periods indicated compare with those of broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 1-888-774-6679.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund's average annual returns for the periods indicated compare with those of broad measures of market performance.
Bar Chart [Heading]	Annual Total Returns (calendar years ended 12/31)
Bar Chart Closing [Text Block]	For the period January 1, 2026 through September 30, 2026, the total return for the Fund was 21.82%. Best Quarter (3/31/2023) +19.51% Worst Quarter (3/31/2022 ) -21.09%
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/25
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest marginal individual U.S. federal income tax rates and do not reflect the impact of state and local income taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]

Effective November 1, 2026, the Fund changed its additional comparative index to Morningstar Moderately Aggressive Target Risk Index because the Advisor believes it is more appropriate; the former index is also shown. The Morningstar Moderately Aggressive Target Risk Index is designed to represent a diversified multi-asset portfolio targeting approximately 80% equity exposure and 20% fixed income exposure.

After-tax returns are calculated using the historical highest marginal individual U.S. federal income tax rates and do not reflect the impact of state and local income taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Phone [Text]	1-888-774-6679
Institutional Class Prospectus | Potomac Defensive Bull Fund | Institutional Class Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	total return for the Fund
Bar Chart, Year to Date Return	21.82%
Bar Chart, Year to Date Return, Date	Sep. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	19.51%
Highest Quarterly Return, Date	Mar. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(21.09%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Institutional Class Prospectus | Potomac Tactically Passive Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]

Past performance (before and after taxes) of the Fund is no guarantee of how it will perform in the future. Past performance provides some indication of the risks of investing in the Fund. There is no performance information for the Fund since the Fund has not completed one full calendar year of operation as of the date of this prospectus. Performance data current to the most recent month end may be obtained by calling 1-888-774-6679.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) of the Fund is no guarantee of how it will perform in the future.
Performance One Year or Less [Text]	There is no performance information for the Fund since the Fund has not completed one full calendar year of operation as of the date of this prospectus.
Performance Availability Phone [Text]	1-888-774-6679
Class R Prospectus | Potomac Managed Volatility Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]

The Class R Shares of the Fund are a new class of shares and do not have a full calendar year of performance history. Therefore, the bar chart and table that follow illustrate annual returns for Institutional Shares of the Fund, a separate class of shares not offered in this Prospectus, for periods ended December 31. This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund's investments. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Class R Shares of the Fund would have different returns from the Institutional Shares because, although the shares are invested in the same portfolio of securities, Class R Shares have different expenses.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund's investments.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	The Class R Shares of the Fund are a new class of shares and do not have a full calendar year of performance history. Therefore, the bar chart and table that follow illustrate annual returns for Institutional Shares of the Fund, a separate class of shares not offered in this Prospectus, for periods ended December 31.
Bar Chart [Heading]	Annual Total Returns (calendar years ended 12/31)
Bar Chart Closing [Text Block]	For the period January 1, 2026 through September 30, 2026, the total return for the Fund was 1.21%. Best Quarter (9/30/2022) +5.59% Worst Quarter (3/31/2022) -3.86%
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/25
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest marginal individual U.S. federal income tax rates and do not reflect the impact of state and local income taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]

Effective November 1, 2026, the Fund changed its broad-based index to Morningstar Global Core Bond GR USD and its additional comparative index to Morningstar Conservative Target Risk Index because the Advisor believes these indexes are more appropriate. The former indexes are also shown in the table. The Morningstar Conservative Target Risk Index is designed to represent a diversified multi-asset portfolio targeting approximately 20% equity exposure and 80% fixed income exposure.

After-tax returns are calculated using the historical highest marginal individual U.S. federal income tax rates and do not reflect the impact of state and local income taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Class R Prospectus | Potomac Managed Volatility Fund | Class R Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	total return for the Fund
Bar Chart, Year to Date Return	1.21%
Bar Chart, Year to Date Return, Date	Sep. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	5.59%
Highest Quarterly Return, Date	Sep. 30, 2022
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(3.86%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Class R Prospectus | Potomac Tactical Rotation Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]

The Class R Shares of the Fund are a new class of shares and do not have a full calendar year of performance history. Therefore, the bar chart and table that follow illustrate annual returns for Institutional Shares of the Fund, a separate class of shares not offered in this Prospectus, for periods ended December 31. This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund's investments. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Class R Shares of the Fund would have different returns from the Institutional Shares because, although the shares are invested in the same portfolio of securities, Class R Shares have different expenses.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund's investments.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	The Class R Shares of the Fund are a new class of shares and do not have a full calendar year of performance history. Therefore, the bar chart and table that follow illustrate annual returns for Institutional Shares of the Fund, a separate class of shares not offered in this Prospectus, for periods ended December 31.
Bar Chart [Heading]	Annual Total Returns (calendar years ended 12/31)
Bar Chart Closing [Text Block]	For the period January 1, 2026 through September 30, 2026, the total return for the Fund was 9.46%. Best Quarter (3/31/2021) +7.08% Worst Quarter (3/31/2022) -7.36%
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/25
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest marginal individual U.S. federal income tax rates and do not reflect the impact of state and local income taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]

Effective November 1, 2026, the Fund changed its additional comparative index to the Morningstar Moderately Conservative Target Risk Index because the Advisor believes it is a more appropriate comparison for the Fund. The former index is also shown in the table. The Morningstar Moderately Conservative Target Risk Index is designed to represent a diversified multi-asset portfolio targeting approximately 40% equity exposure and 60% fixed income exposure.

After-tax returns are calculated using the historical highest marginal individual U.S. federal income tax rates and do not reflect the impact of state and local income taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Class R Prospectus | Potomac Tactical Rotation Fund | Class R Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	total return for the Fund
Bar Chart, Year to Date Return	9.46%
Bar Chart, Year to Date Return, Date	Sep. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	7.08%
Highest Quarterly Return, Date	Mar. 31, 2021
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(7.36%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Class R Prospectus | Potomac Tactical Opportunities Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]

The Class R Shares of the Fund are a new class of shares and do not have a full calendar year of performance history. Therefore, the bar chart and table that follow illustrate annual returns for Institutional Shares of the Fund, a separate class of shares not offered in this Prospectus, for periods ended December 31. This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund's investments. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Class R Shares of the Fund would have different returns from the Institutional Shares because, although the shares are invested in the same portfolio of securities, Class R Shares have different expenses.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund's investments.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	The Class R Shares of the Fund are a new class of shares and do not have a full calendar year of performance history. Therefore, the bar chart and table that follow illustrate annual returns for Institutional Shares of the Fund, a separate class of shares not offered in this Prospectus, for periods ended December 31.
Bar Chart [Heading]	Annual Total Returns (calendar years ended 12/31)
Bar Chart Closing [Text Block]	For the period January 1, 2026 through September 30, 2026, the total return for the Fund was 8.76%. Best Quarter (3/31/2023 ) +15.35% Worst Quarter (3/31/2022) -18.26%
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/25
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest marginal individual U.S. federal income tax rates and do not reflect the impact of state and local income taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]

Effective November 1, 2026, the Fund changed its additional comparative index to the Morningstar Moderate Target Risk Index because the Advisor believes it is a more appropriate comparison for the Fund. The former index is also shown in the table. The Morningstar Moderate Target Risk Index is designed to represent a diversified multi-asset portfolio targeting approximately 60% equity exposure and 40% fixed income exposure.

After-tax returns are calculated using the historical highest marginal individual U.S. federal income tax rates and do not reflect the impact of state and local income taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Class R Prospectus | Potomac Tactical Opportunities Fund | Class R Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	total return for the Fund
Bar Chart, Year to Date Return	8.76%
Bar Chart, Year to Date Return, Date	Sep. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	15.35%
Highest Quarterly Return, Date	Mar. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(18.26%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Class R Prospectus | Potomac Defensive Bull Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]

The Class R Shares of the Fund are a new class of shares and do not have a full calendar year of performance history. Therefore, the bar chart and table that follow illustrate annual returns for Institutional Shares of the Fund, a separate class of shares not offered in this Prospectus, for periods ended December 31. This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund's investments. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Class R Shares of the Fund would have different returns from the Institutional Shares because, although the shares are invested in the same portfolio of securities, Class R Shares have different expenses.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund's investments.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	The Class R Shares of the Fund are a new class of shares and do not have a full calendar year of performance history. Therefore, the bar chart and table that follow illustrate annual returns for Institutional Shares of the Fund, a separate class of shares not offered in this Prospectus, for periods ended December 31.
Bar Chart [Heading]	Annual Total Returns (calendar years ended 12/31)
Bar Chart Closing [Text Block]	For the period January 1, 2026 through September 30, 2026, the total return for the Fund was 21.82%. Best Quarter (3/31/2023) +19.51% Worst Quarter (3/31/2022 ) -21.09%
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/25
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest marginal individual U.S. federal income tax rates and do not reflect the impact of state and local income taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]

Effective November 1, 2026, the Fund changed its additional comparative index to Morningstar Moderately Aggressive Target Risk Index because the Advisor believes it is more appropriate; the former index is also shown. The Morningstar Moderately Aggressive Target Risk Index is

designed to represent a diversified multi-asset portfolio targeting approximately 80% equity exposure and 20% fixed income exposure.

After-tax returns are calculated using the historical highest marginal individual U.S. federal income tax rates and do not reflect the impact of state and local income taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Class R Prospectus | Potomac Defensive Bull Fund | Class R Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	total return for the Fund
Bar Chart, Year to Date Return	21.82%
Bar Chart, Year to Date Return, Date	Sep. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	19.51%
Highest Quarterly Return, Date	Mar. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(21.09%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Class R Prospectus | Potomac Tactically Passive Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]

Past performance (before and after taxes) of the Fund is no guarantee of how it will perform in the future. Past performance provides some indication of the risks of investing in the Fund. There is no performance information for the Fund since the Fund has not completed one full calendar year of operation as of the date of this prospectus. Performance data current to the most recent month end may be obtained by calling 1-888-774-6679.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) of the Fund is no guarantee of how it will perform in the future.
Performance One Year or Less [Text]	There is no performance information for the Fund since the Fund has not completed one full calendar year of operation as of the date of this prospectus.
Performance Availability Phone [Text]	1-888-774-6679